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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08243

Direxion Funds

(Exact name of registrant as specified in charter)

33 Whitehall Street, 10th Floor
New York, NY 10004

(Address of principal executive offices) (Zip code)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-646-572-3390

Date of fiscal year end:	April 30, 2007

Date of reporting period:	October 31, 2006

Item 1. Report to Stockholders.

LETTER TO SHAREHOLDERS

OCTOBER 31, 2006

Dear Shareholders,

This Semi-Annual report for the Direxion Funds (collectively, the “Funds”) covers the period from May 1st, 2006 through October 31st, 2006 (the “Semi-Annual Period”) and marks the debut of several new Direxion Funds.

The Semi-Annual Period began in May, which turned out to be one of the most challenging months of the past few years and led into a difficult summer for the equity markets. Several factors, including two Fed rate hikes (from 4.75% to 5.00% on May 10th and then again from 5.00% to 5.25% on June 29th), surging oil prices (which reached a high of $80.64 a barrel on July 14th), geopolitical risk, and an 11-year low in homebuilder sentiment, contributed to the market bearishness.

Fixed income markets experienced an inverted yield curve, historically, an early indication of a looming recession. For the month of May, the S&P 500® Index lost 3.09%, its worst monthly return since July 2004. The Russell 2000® Index eased 5.69%, while the S&P MidCap 400® Index gave up 4.63% and the NASDAQ-100® Index dropped 6.45%.

The declines continued through June and July but changed course on August 8th, when the Fed decided to cease its rate hikes. The Fed’s decision followed 17 rate hikes and further exacerbated the yield-curve inversion. The yield on the benchmark 10-Year Note declined from 5.14% at the beginning of the period to 4.60%, by the end, 10 basis points below the 2-Year Note’s 4.70%, and 65 basis points below the overnight lending rate of 5.25%.

The Fed decision, coupled with a decline in oil prices and strong corporate earnings, sparked a rally through the end of the Semi-Annual Period and pushed the Dow Jones Industrial Average® to record highs. For the Semi-Annual Period, the Dow gained 7.69% on a total return basis. The S&P 500® Index finished the period up 6.55%, and the NASDAQ-100® Index and Russell 2000® Index gained 2.95% and 1.39% respectively. The S&P MidCap 400® Index finished the period up 3.05% while the Nikkei® 225 Index, which was down over 15.00% from May 1st to June 14th, rallied to finish at - 2.71%.

The volatility within the period — substantial losses followed by substantial gains — led to results for certain of the Funds which are different than might have been expected based on the beta of the Fund and the relevant index return for the Semi-Annual Period. Direxion maintains models which indicate the expected performance of each of the Funds in light of the path of the markets during the period and the financial impact of leverage. The models, and a description of how they work, are available on the Direxion website (www.direxionfunds.com). The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio. All of the Funds discussed in this report were launched during the Semi-Annual Period, which means that a Fund’s performance may have been impacted by the low asset levels.

Both the Direxion S&P 500® Bull 2.5X Fund and the Direxion S&P 500® Bear 2.5X Fund provided returns consistent with their models, with the Bull Fund gaining 10.25% versus a model return of 10.11% and the Bear Fund declining - 10.40% compared to a model return of 10.38%. The NASDAQ-100® Bull 2.5X Fund and NASDAQ-100® Bear 2.5X Fund provided returns worse than indicated by the models. The Bull Fund lost 2.90% versus its expected -1.21% while the Bear Fund declined 6.00% against an expected decline of -5.65%. The Mid Cap Bull 2.5X Fund was down 9.95%, 159 basis points better than its model return of -11.54%. The Total Market Bull 2.5X Fund was up 6.00% versus an expected 3.09%, outperforming by 291 basis points. The Japan Bull 2X Fund was down -11.30% or 277 basis points better than the expected -14.07%, while the Latin America Bull 2X Fund outperformed by 69 basis points, with a yield of - 11.45% versus its ideal of -12.14%. Direxion Funds opened the Dollar Bear 2.5X Fund in June. It had advanced 0.80% against it expected mark of 2.18%, as the dollar had been under considerable pressure in the worldwide currency market.

As always, we thank you for using Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill
Chief Investment Officer
Direxion Funds

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quotes. To obtain performance data current to the most recent month-end, please call, toll-free 1-800-851-0511.

An investment in any of the Potomac Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

NASDAQ-100 Bull 2.5X Fund Schedule of Investments
NASDAQ-100 Bull 2.5X Fund Schedule of Futures Contracts
NASDAQ-100 Bull 2.5X Fund Schedule of Equity Swap Contracts
S&P 500 Bull 2.5X Fund Schedule of Investments
S&P 500 Bull 2.5X Fund Schedule of Futures Contracts
S&P 500 Bull 2.5X Fund Schedule of Equity Swap Contracts
S&P 500 Bear 2.5X Fund Schedule of Short Equity Swap Contracts
Japan Bull 2X Fund Schedule of Investments
Japan Bull 2X Fund Schedule of Futures Contracts
Japan Bull 2X Fund Schedule of Equity Swap Contracts
Latin America Bull 2X Fund Schedule of Investments
Latin America Bull 2X Fund Schedule of Equity Swap Contracts
Dollar Bear 2.5X Fund Schedule of Investments
Dollar Bear 2.5X Fund Schedule of Short Futures Contracts
Mid Cap Bull 2.5X Fund Schedule of Investments
Mid Cap Bull 2.5X Fund Schedule of Futures Contracts
Mid Cap Bull 2.5X Fund Schedule of Equity Swap Contracts
Total Market Bull 2.5X Fund Schedule of Investments
Total Market Bull 2.5X Fund Schedule of Equity Swap Contracts
Direxion Funds Investment Advisory Agreement Approval (Unaudited)
Item 2. Code of Ethics.
Item 3. Audit Committee Financial Expert.
Item 4. Principal Accountant Fees and Services.
Item 5. Audit Committee of Listed Registrants.
Item 6. Schedule of Investments.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10. Submission of Matters to a Vote of Security Holders.
Item 11. Controls and Procedures.
Item 12. Exhibits.
SIGNATURES
Certifications
Section 906 Certifications

EXPENSE EXAMPLE (UNAUDITED)

OCTOBER 31, 2006

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 – October 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	NASDAQ-100® Bull 2.5X Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2006 –
	May 1, 2006	October 31, 2006	October 31, 2006

Actual	$1,000.00	$971.00	$8.69 *
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89 **

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period May 3, 2006 — October 31, 2006, the Fund’s commencement of operations date to the end of the period to reflect the Fund’s actual expenses.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	NASDAQ-100® Bear 2.5X Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2006 –
	May 1, 2006	October 31, 2006	October 31, 2006

Actual	$1,000.00	$940.00	$8.56 *
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89 **

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period May 3, 2006 — October 31, 2006, the Fund’s commencement of operations date to the end of the period to reflect the Fund’s actual expenses.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	S&P 500® Bull 2.5X Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2006 –
	May 1, 2006	October 31, 2006	October 31, 2006

Actual	$1,000.00	$1,012.50	$9.27 *
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89 **

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period May 3, 2006 — October 31, 2006, the Fund’s commencement of operations date to the end of the period to reflect the Fund’s actual expenses.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	S&P 500® Bear 2.5X Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2006 –
	May 1, 2006	October 31, 2006	October 31, 2006

Actual	$1,000.00	$896.00	$8.36 *
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89 **

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period May 3, 2006 — October 31, 2006, the Fund’s commencement of operations date to the end of the period to reflect the Fund’s actual expenses.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Japan Bull 2X Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2006 –
	May 1, 2006	October 31, 2006	October 31, 2006

Actual	$1,000.00	$887.00	$8.32 *
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89 **

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period May 5, 2006 — October 31, 2006, the Fund’s commencement of operations date to the end of the period to reflect the Fund’s actual expenses.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Latin America Bull 2X Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2006 –
	May 1, 2006	October 31, 2006	October 31, 2006

Actual	$1,000.00	$885.50	$8.32 *
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89 **

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period May 4, 2006 — October 31, 2006, the Fund’s commencement of operations date to the end of the period to reflect the Fund’s actual expenses.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Dollar Bear 2.5X Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2006 –
	May 1, 2006	October 31, 2006	October 31, 2006

Actual	$1,000.00	$1,008.00	$8.86 *
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89 **

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period June 14, 2006 — October 31, 2006, the Fund’s commencement of operations date to the end of the period to reflect the Fund’s actual expenses.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Mid Cap Bull 2.5X Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2006 –
	May 1, 2006	October 31, 2006	October 31, 2006

Actual	$1,000.00	$900.50	$8.38 *
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89 **

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period May 4, 2006 — October 31, 2006, the Fund’s commencement of operations date to the end of the period to reflect the Fund’s actual expenses.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Total Market Bull 2.5X Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2006 –
	May 1, 2006	October 31, 2006	October 31, 2006

Actual	$1,000.00	$1,060.00	$9.09 *
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89 **

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period May 4, 2006 — October 31, 2006, the Fund’s commencement of operations date to the end of the period to reflect the Fund’s actual expenses.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

NASDAQ-100® BULL 2.5X FUND

ALLOCATION OF FUND HOLDINGS
OCTOBER 31, 2006 (UNAUDITED)

NASDAQ-100® BEAR 2.5X FUND

ALLOCATION OF FUND HOLDINGS
OCTOBER 31, 2006 (UNAUDITED)

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

*	CASH AND OTHER ASSETS LESS LIABILITIES.

**	THESE ARE INVESTMENT COMPANIES THAT PRIMARILY INVEST IN THIS CATEGORY OF SECURITIES.

S&P 500® BULL 2.5X FUND

ALLOCATION OF FUND HOLDINGS
OCTOBER 31, 2006 (UNAUDITED)

S&P 500® BEAR 2.5X FUND

ALLOCATION OF FUND HOLDINGS
OCTOBER 31, 2006 (UNAUDITED)

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

*	CASH AND OTHER ASSETS LESS LIABILITIES.

JAPAN BULL 2X FUND

ALLOCATION OF FUND HOLDINGS
OCTOBER 31, 2006 (UNAUDITED)

LATIN AMERICA BULL 2X FUND

ALLOCATION OF FUND HOLDINGS
OCTOBER 31, 2006 (UNAUDITED)

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

*	CASH AND OTHER ASSETS LESS LIABILITIES.

**	THESE ARE INVESTMENT COMPANIES THAT PRIMARILY INVEST IN THIS CATEGORY OF SECURITIES.

DOLLAR BEAR 2.5X FUND

ALLOCATION OF FUND HOLDINGS
OCTOBER 31, 2006 (UNAUDITED)

MID CAP BULL 2.5X FUND

ALLOCATION OF FUND HOLDINGS
OCTOBER 31, 2006 (UNAUDITED)

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

*	CASH AND OTHER ASSETS LESS LIABILITIES.

TOTAL MARKET BULL 2.5X FUND

ALLOCATION OF FUND HOLDINGS
OCTOBER 31, 2006 (UNAUDITED)

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

*	CASH AND OTHER ASSETS LESS LIABILITIES.

**	THESE ARE INVESTMENT COMPANIES THAT PRIMARILY INVEST IN THIS CATEGORY OF SECURITIES.

NASDAQ-100® BULL 2.5X FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

Shares		Value

INVESTMENT COMPANIES — 70.8%
277,000	Nasdaq-100 Trust, Series 1 (Cost $11,125,742)	$11,794,660

Face Amount		Value

SHORT-TERM INVESTMENTS — 10.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
$1,500,000	Federal Home Loan Bank
	Discount Note, 5.07%, 11/01/2006 (Cost $1,500,000)	$1,500,000

Shares		Value

MONEY MARKET FUND — 1.3%
220,616	Fidelity Institutional Money Market Portfolio (Cost $220,616)	$220,616

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,720,616)	$1,720,616

	TOTAL INVESTMENTS - 81.1% (Cost $12,846,358)	$13,515,276
	Other Assets in Excess of Liabilities - 18.9%	3,138,218

	TOTAL NET ASSETS - 100.0%	$16,653,494

Percentages are calculated as a percent of net assets.

NASDAQ-100® BULL 2.5X FUND

SCHEDULE OF FUTURES CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS
390	NASDAQ-100 Mini Futures Contracts Expiring December 2006
	(Underlying Face Amount at Market Value $13,585,650)	$344,587

NASDAQ-100® BULL 2.5X FUND

SCHEDULE OF EQUITY SWAP CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	NASDAQ-100® Index	10,640	$18,245,015	05/02/2007	$159,895

See notes to the financial statements.

NASDAQ-100® BEAR 2.5X FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

Face Amount		Value

SHORT-TERM INVESTMENTS — 171.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 162.9%
$3,400,000	Federal Home Loan Bank Discount Note, 5.07%, 11/01/2006 (Cost $3,400,000)	$3,400,000

Shares		Value

MONEY MARKET FUND — 8.6%
179,734	Fidelity Institutional Money Market Portfolio (Cost $179,734)	$179,734

	TOTAL SHORT-TERM INVESTMENTS - 171.5% (Cost $3,579,734)	$3,579,734
	Liabilities in Excess of Other Assets - (71.5)%	(1,492,853)

	TOTAL NET ASSETS - 100.0%	$2,086,881

Percentages are calculated as a percent of net assets.

NASDAQ-100® BEAR 2.5X FUND

SCHEDULE OF SHORT FUTURES CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		Unrealized
Contracts		Depreciation

SHORT FUTURES CONTRACTS
24	NASDAQ-100 Mini Futures Contracts Expiring December 2006
	(Underlying Face Amount at Market Value $836,040)	$(3,978)

NASDAQ-100® BEAR 2.5X FUND

SCHEDULE OF SHORT EQUITY SWAP CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	NASDAQ-100® Index	2,515	$4,318,682	05/02/2007	$(38,424)

See notes to the financial statements.

S&P 500® BULL 2.5X FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

Face Amount		Value

SHORT-TERM INVESTMENTS — 58.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.3%
$8,500,000	Federal Home Loan Bank
	Discount Note, 5.07%, 11/01/2006 (Cost $8,500,000)	$8,500,000

Shares		Value

MONEY MARKET FUND — 1.7%
256,018	Fidelity Institutional Money Market Portfolio (Cost $256,018)	$256,018

	TOTAL SHORT-TERM INVESTMENTS - 58.0% (Cost $8,756,018)	$8,756,018
	Other Assets in Excess of Liabilities - 42.0%	6,336,316

	TOTAL NET ASSETS - 100.0%	$15,092,334

Percentages are calculated as a percent of net assets.

S&P 500® BULL 2.5X FUND

SCHEDULE OF FUTURES CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS
145	S&P 500 Mini Futures Contracts Expiring December 2006
	(Underlying Face Amount at Market Value $10,021,313)	$242,285

S&P 500® BULL 2.5X FUND

SCHEDULE OF EQUITY SWAP CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	S&P 500® Index	13,826	$18,887,365	05/02/2007	$131,174

See notes to the financial statements.

S&P 500® BEAR 2.5X FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

Face Amount		Value

SHORT-TERM INVESTMENTS — 76.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.9%
$500,000	Federal Home Loan Bank
	Discount Note, 5.07%, 11/01/2006 (Cost $500,000)	$500,000

Shares		Value

MONEY MARKET FUND — 25.1%
246,262	Fidelity Institutional Money Market Portfolio (Cost $246,262)	$246,262

	TOTAL SHORT-TERM INVESTMENTS (Cost $746,262) - 76.0%	$746,262
	Other Assets in Excess of Liabilities - 24.0%	236,087

	TOTAL NET ASSETS - 100.0%	$982,349

Percentages are calculated as a percent of net assets.

S&P 500® BEAR 2.5X FUND

SCHEDULE OF SHORT FUTURES CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		Unrealized
Contracts		Appreciation

SHORT FUTURES CONTRACTS
11	S&P 500 Mini Futures Contracts Expiring December 2006
	(Underlying Face Amount at Market Value $760,238)	$3,388

S&P 500® BEAR 2.5X FUND

SCHEDULE OF SHORT EQUITY SWAP CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	S&P 500® Index	1,228	$1,690,327	05/02/2007	$(828)

See notes to the financial statements.

JAPAN BULL 2X FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

Face Amount		Value

SHORT-TERM INVESTMENTS — 116.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 113.1%
$6,900,000	Federal Home Loan Bank
	Discount Note, 5.07%, 11/01/2006 (Cost $6,900,000)	$6,900,000

Shares		Value

MONEY MARKET FUND — 3.6%
220,366	Fidelity Institutional Money Market Portfolio (Cost $220,366)	$220,366

	TOTAL SHORT-TERM INVESTMENTS - 116.7% (Cost $7,120,366)	$7,120,366
	Liabilities in Excess of Other Assets - (16.7)%	(1,017,827)

	TOTAL NET ASSETS - 100.0%	$6,102,539

Percentages are calculated as a percent of net assets.

JAPAN BULL 2X FUND

SCHEDULE OF FUTURES CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		Unrealized
Contracts		Depreciation

FUTURES CONTRACTS
124	Nikkei 225 Futures Contracts Expiring December 2006
	(Underlying Face Amount at Market Value $10,127,700)	$(310,833)

JAPAN BULL 2X FUND

SCHEDULE OF EQUITY SWAP CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Nikkei® 225 Index	149	$2,463,087	9/10/2007	$(40,305)

See notes to the financial statements.

LATIN AMERICA BULL 2X FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

Shares		Value

INVESTMENT COMPANIES — 72.3%
1,500	iShares MSCI Mexico Index Fund	$69,780
83,216	iShares S&P Latin America 40 Fund	12,749,523

	TOTAL INVESTMENT COMPANIES (Cost $12,511,351)	$12,819,303

Face Amount		Value

SHORT-TERM INVESTMENTS — 15.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.0%
$2,300,000	Federal Home Loan Bank
	Discount Note, 5.07%, 11/01/2006 (Cost $2,300,000)	$2,300,000

Shares		Value

MONEY MARKET FUND — 2.3%
415,226	Fidelity Institutional Money Market Portfolio (Cost $415,226)	$415,226

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,715,226)	$2,715,226

	TOTAL INVESTMENTS - 87.6% (Cost $15,226,577)	$15,534,529
	Other Assets in Excess of Liabilities - 12.4%	2,194,898

	TOTAL NET ASSETS - 100.0%	$17,729,427

Percentages are calculated as a percent of net assets.

LATIN AMERICA BULL 2X FUND

SCHEDULE OF EQUITY SWAP CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

					Unrealized
		# of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares MSCI Mexico Index Fund	1,000	$45,700	7/23/2007	$718
Goldman Sachs & Co.	iShares S&P Latin America 40 Index Fund	149,090	22,874,379	6/14/2007	(77,948)

					$(77,230)

See notes to the financial statements.

DOLLAR BEAR 2.5X FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

Face Amount		Value

SHORT-TERM INVESTMENTS — 95.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.3%
$300,000	Federal Home Loan Bank
	Discount Note, 5.07%, 11/01/2006 (Cost $300,000)	$300,000

Shares		Value

MONEY MARKET FUND — 40.6%
220,680	Fidelity Institutional Money Market Portfolio (Cost $220,680)	$220,680

	TOTAL SHORT-TERM INVESTMENTS - 95.9% (Cost $520,680)	$520,680
	Other Assets in Excess of Liabilities - 4.1%	22,337

	TOTAL NET ASSETS - 100.0%	$543,017

Percentages are calculated as a percent of net assets.

DOLLAR BEAR 2.5X FUND

SCHEDULE OF SHORT FUTURES CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		Unrealized
Contracts		Appreciation

SHORT FUTURES CONTRACTS
15,016	Dollar Index Spot Future Expiring November 2006 (Underlying Face Amount at Market Value $1,279,034)	$7,631

See notes to the financial statements.

MID CAP BULL 2.5X FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

Shares		Value

INVESTMENT COMPANIES — 0.7%
375	Midcap SPDR Trust, Series 1 (Cost $54,423)	$53,719

Face Amount		Value

SHORT-TERM INVESTMENTS — 8.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.2%
$500,000	Federal Home Loan Bank Discount Note, 5.07%, 11/01/2006 (Cost $500,000)	$500,000

Shares		Value

MONEY MARKET FUND — 2.6%
215,271	Fidelity Institutional Money Market Portfolio (Cost $215,271)	$215,271

	TOTAL SHORT-TERM INVESTMENTS (Cost $715,271) - 8.8%	$715,271

	TOTAL INVESTMENTS - 9.5% (Cost $769,694)	768,990
	Other Assets in Excess of Liabilities - 90.5%	7,313,660

	TOTAL NET ASSETS - 100.0%	$8,082,650

Percentages are calculated as a percent of net assets.

MID CAP BULL 2.5X FUND

SCHEDULE OF FUTURES CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		Unrealized
Contracts		Depreciation

FUTURES CONTRACTS
162	MidCap 400 Mini Futures Contracts Expiring December 2006
	(Underlying Face Amount at Market Value $12,757,500)	$(20,899)

MID CAP BULL 2.5X FUND

SCHEDULE OF EQUITY SWAP CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	S&P® MidCap 400 Index	11,018	$8,654,053	05/03/2007	$(5,491)

See notes to the financial statements.

TOTAL MARKET BULL 2.5X FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

Shares		Value

INVESTMENT COMPANIES — 56.8%
8,089	Vanguard Total Stock Market VIPERs (Cost $1,086,543)	$1,100,751

Face Amount		Value

SHORT-TERM INVESTMENTS — 28.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.5%
$300,000	Federal Home Loan Bank
	Discount Note, 5.07%, 11/01/2006 (Cost $300,000)	$300,000

Shares		Value

MONEY MARKET FUND — 13.2%
256,278	Fidelity Institutional Money Market Portfolio (Cost $256,278)	$256,278

	TOTAL SHORT-TERM INVESTMENTS (Cost $556,278)	$556,278

	TOTAL INVESTMENTS - 85.5% (Cost $1,642,821)	$1,657,029
	Other Assets in Excess of Liabilities - 14.5%	280,344

	TOTAL NET ASSETS - 100.0%	$1,937,373

Percentages are calculated as a percent of net assets.

TOTAL MARKET BULL 2.5X FUND

SCHEDULE OF EQUITY SWAP CONTRACTS
OCTOBER 31, 2006 (UNAUDITED)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	Vanguard Total Stock Market VIPERs	27,203	$3,677,140	05/03/2007	$17,585

See notes to the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

OCTOBER 31, 2006

	NASDAQ-100®	NASDAQ-100®
	Bull 2.5X	Bear 2.5X
	Fund	Fund

Assets:
Investments, at market value (Note 2)	$13,515,276	$3,579,734
Cash	12,782	21,359
Receivable for Fund shares sold	1,901,339	5,300
Receivable from Advisor	3,743	9,048
Deposit at broker for futures	1,170,000	72,000
Deposit at broker for swaps	1,850,000	1,120,000
Unrealized appreciation on swaps	159,895	—
Variation margin receivable	29,250	—
Dividends and interest receivable	10,114	3,580
Due from broker for swaps	3,156	—
Other assets	19,033	18,977

Total Assets	18,674,588	4,829,998

Liabilities:
Due to broker for swaps	—	68,656
Payable for Fund shares redeemed	1,974,998	2,604,475
Unrealized depreciation on swaps	—	38,424
Accrued distribution expense	3,307	472
Accrued advisory expense	11,920	1,415
Variation margin payable	—	1,800
Accrued expenses and other liabilities	30,869	27,875

Total Liabilities	2,021,094	2,743,117

Net Assets	$16,653,494	$2,086,881

Net Assets Consist Of:
Capital stock	$14,258,923	$4,032,183
Accumulated undistributed net investment income (loss)	(6,943)	74,602
Accumulated undistributed net realized gain (loss) on investments	1,228,114	(1,977,502)
Net unrealized appreciation (depreciation) on investments	1,173,400	(42,402)

Total Net Assets	$16,653,494	$2,086,881

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$16,653,494	$2,086,881
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	857,532	110,994
Net Asset Value, Redemption Price and Offering Price Per Share	$19.42	$18.80

Cost of Investments	$12,846,358	$3,579,734

See notes to the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

OCTOBER 31, 2006

	S&P 500®	S&P 500®
	Bull 2.5X Fund	Bear 2.5X Fund

Assets:
Investments, at market value (Note 2)	$8,756,018	$746,262
Cash	3,989	—
Receivable for Fund shares sold	3,776,455	4,476
Receivable from Advisor	5,491	10,601
Deposit at broker for futures	456,750	34,650
Deposit at broker for swaps	2,000,000	180,000
Unrealized appreciation on swaps	131,174	—
Variation margin receivable	—	825
Dividends and interest receivable	9,141	2,015
Other assets	25,603	32,950

Total Assets	15,164,621	1,011,779

Liabilities:
Payable for Fund shares redeemed	23,467	—
Payable to Custodian	—	302
Unrealized depreciation on swaps	—	828
Accrued distribution expense	2,292	214
Accrued advisory expense	6,613	643
Variation margin payable	10,875	—
Accrued expenses and other liabilities	29,040	27,443

Total Liabilities	72,287	29,430

Net Assets	$15,092,334	$982,349

Net Assets Consist Of:
Capital stock	$13,881,569	$958,588
Accumulated undistributed net investment income (loss)	54,048	10,218
Accumulated undistributed net realized gain (loss) on investments	783,258	10,983
Net unrealized appreciation (depreciation) on investments	373,459	2,560

Total Net Assets	$15,092,334	$982,349

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$15,092,334	$982,349
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	684,462	54,827
Net Asset Value, Redemption Price and Offering Price Per Share	$22.05	$17.92

Cost of Investments	$8,756,018	$746,262

See notes to the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

OCTOBER 31, 2006

	Japan	Latin America
	Bull 2X	Bull 2X
	Fund	Fund

Assets:
Investments, at market value (Note 2)	$7,120,366	$15,534,529
Cash	7,999	—
Receivable for Fund shares sold	52,080	714,462
Receivable from Advisor	7,945	4,821
Deposit at broker for futures	465,000	—
Deposit at broker for swaps	485,000	2,740,000
Receivable for investments sold	—	2,451,269
Dividends and interest receivable	1,742	7,454
Other assets	12,354	13,179

Total Assets	8,152,486	21,465,714

Liabilities:
Payable for investments purchased	1,878,576	280,077
Payable for Fund shares redeemed	—	3,325,002
Unrealized depreciation on swaps	40,305	77,230
Accrued distribution expense	608	2,394
Accrued advisory expense	1,825	7,183
Due to broker for swaps	8,620	15,487
Variation margin payable	92,562	—
Accrued expenses and other liabilities	27,451	28,914

Total Liabilities	2,049,947	3,736,287

Net Assets	$6,102,539	$17,729,427

Net Assets Consist Of:
Capital stock	$6,755,098	$17,330,204
Accumulated undistributed net investment income (loss)	11,543	427
Accumulated undistributed net realized gain (loss) on investments	(312,964)	168,074
Net unrealized appreciation (depreciation) on investments	(351,138)	230,722

Total Net Assets	$6,102,539	$17,729,427

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$6,102,539	$17,729,427
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	344,081	1,000,863
Net Asset Value, Redemption Price and Offering Price Per Share	$17.74	$17.71

Cost of Investments	$7,120,366	$15,226,577

See notes to the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

OCTOBER 31, 2006

	Dollar Bear	Mid Cap	Total Market
	2.5X Fund	Bull 2.5X Fund	Bull 2.5X Fund

Assets:
Investments, at market value (Note 2)	$520,680	$768,990	$1,657,029
Cash	210	840	—
Receivable for Fund shares sold	20,000	7,802,700	15,686
Receivable from Advisor	12,235	9,023	10,649
Deposit at broker for futures	—	32,400	—
Deposit at broker for swaps	—	—	270,000
Unrealized appreciation on swaps	—	—	17,585
Dividends and interest receivable	1,126	863	1,247
Other assets	23,516	13,468	12,439

Total Assets	577,767	8,628,284	1,984,635

Liabilities:
Payable for investments purchased	—	—	19,041
Payable for Fund shares redeemed	—	497,805	—
Unrealized depreciation on swaps	—	5,491	—
Accrued distribution expense	112	65	212
Accrued advisory expense	336	194	898
Variation margin payable	10,905	14,895	—
Accrued expenses and other liabilities	23,397	27,184	27,111

Total Liabilities	34,750	545,634	47,262

Net Assets	$543,017	$8,082,650	$1,937,373

Net Assets Consist Of:
Capital stock	$516,701	$8,085,008	$1,854,027
Accumulated undistributed net investment income (loss)	5,236	2,839	1,603
Accumulated undistributed net realized gain (loss) on investments	13,449	21,897	49,950
Net unrealized appreciation (depreciation) on investments	7,631	(27,094)	31,793

Total Net Assets	$543,017	$8,082,650	$1,937,373

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$543,017	$8,082,650	$1,937,373
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	26,941	448,854	91,397
Net Asset Value, Redemption Price and Offering Price Per Share	$20.16	$18.01	$21.20

Cost of Investments	$520,680	$769,694	$1,642,821

See notes to the financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

PERIOD ENDED OCTOBER 31, 2006

	NASDAQ-100®	NASDAQ-100®
	Bull 2.5X Fund	Bear 2.5X Fund

	May 3, 2006	May 3, 2006
	to October 31, 2006[1]	to October 31, 2006[1]

Investment income:
Dividend income	$3,065	$—
Interest income	26,444	118,132

Total investment income	29,509	118,132

Expenses:
Investment advisory fees	15,658	18,656
Distribution expenses	4,667	1,419
Administration fees	5,014	5,014
Shareholder servicing fees	12,491	9,366
Fund accounting fees	11,748	11,809
Custody fees	1,986	1,960
Federal and state registration	10,567	10,585
Professional fees	11,048	11,073
Reports to shareholders	2,807	2,807
Directors’ fees and expenses	594	613
Other	2,630	2,658

Total expenses before reimbursement	79,210	75,960
Less: Reimbursement of expenses from Advisor	(42,758)	(32,430)

Total expenses	36,452	43,530

Net investment income (loss)	(6,943)	74,602

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	74,441	—
Futures	577,361	(695,394)
Swaps	576,312	(1,282,108)

	1,228,114	(1,977,502)

Change in unrealized appreciation (depreciation) on:
Investments	668,918	—
Futures	344,587	(3,978)
Swaps	159,895	(38,424)

	1,173,400	(42,402)

Net realized and unrealized gain (loss) on investments	2,401,514	(2,019,904)

Net increase (decrease) in net assets resulting from operations	$2,394,571	$(1,945,302)

1 Commencement of operations.

See notes to the financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

PERIOD ENDED OCTOBER 31, 2006

	S&P 500®	S&P 500®
	Bull 2.5X Fund	Bear 2.5X Fund

	May 3, 2006 to	May 3, 2006 to
	October 31, 2006[1]	October 31, 2006[1]

Investment income:
Interest income	$85,589	$15,959

Total investment income	85,589	15,959

Expenses:
Investment advisory fees	13,518	2,460
Distribution expenses	3,112	331
Administration fees	5,014	5,014
Shareholder servicing fees	10,920	7,977
Fund accounting fees	11,723	11,572
Custody fees	1,909	1,567
Federal and state registration	10,243	10,678
Professional fees	10,821	11,052
Reports to shareholders	2,195	2,862
Directors’ fees and expenses	591	557
Other	3,682	3,736

Total expenses before reimbursement	73,728	57,806
Less: Reimbursement of expenses from Advisor	(42,187)	(52,065)

Total expenses	31,541	5,741

Net investment income (loss)	54,048	10,218

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Futures	132,291	110,432
Swaps	650,967	(99,449)

	783,258	10,983

Change in unrealized appreciation (depreciation) on:
Futures	242,285	3,388
Swaps	131,174	(828)

	373,459	2,560

Net realized and unrealized gain (loss) on investments	1,156,717	13,543

Net increase (decrease) in net assets resulting from operations	$1,210,765	$23,761

1 Commencement of operations.

See notes to the financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

PERIOD ENDED OCTOBER 31, 2006

	Japan	Latin America
	Bull 2X Fund	Bull 2X Fund

	May 5, 2006 to	May 4, 2006 to
	October 31, 2006[1]	October 31, 2006[1]

Investment income:
Interest income	$18,105	$38,977

Total investment income	18,105	38,977

Expenses:
Investment advisory fees	2,813	16,521
Distribution expenses	669	3,390
Administration fees	4,959	5,013
Shareholder servicing fees	8,228	11,176
Fund accounting fees	11,463	11,735
Custody fees	1,563	2,014
Federal and state registration	10,460	10,519
Professional fees	10,960	11,020
Reports to shareholders	2,741	2,750
Directors’ fees and expenses	586	605
Other	1,918	1,942

Total expenses before reimbursement	56,360	76,685
Less: Reimbursement of expenses from Advisor	(49,798)	(38,135)

Total expenses	6,562	38,550

Net investment income (loss)	11,543	427

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	(266,457)
Futures	(285,235)	—
Swaps	(27,729)	434,531

	(312,964)	168,074

Change in unrealized appreciation (depreciation) on:
Investments	—	307,952
Futures	(310,833)	—
Swaps	(40,305)	(77,230)

	(351,138)	230,722

Net realized and unrealized gain (loss) on investments	(664,102)	398,796

Net increase (decrease) in net assets resulting from operations	$(652,559)	$399,223

1 Commencement of operations.

See notes to the financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

PERIOD ENDED OCTOBER 31, 2006

	Dollar Bear	Mid Cap	Total Market
	2.5X Fund	Bull 2.5X Fund	Bull 2.5X Fund

	June 14, 2006 to	May 4, 2006 to	May 4, 2006 to
	October 31, 2006[1]	October 31, 2006[1]	October 31, 2006[1]

Investment income:
Dividend income	$—	$—	$915
Interest income	8,242	4,326	2,899

Total investment income	8,242	4,326	3,814

Expenses:
Investment advisory fees	1,288	637	948
Distribution expenses	224	98	218
Administration fees	3,863	4,987	4,987
Shareholder servicing fees	5,938	7,673	7,796
Fund accounting fees	8,989	11,677	11,505
Custody fees	1,193	1,514	1,529
Federal and state registration	9,318	10,514	10,563
Professional fees	8,730	11,013	11,042
Reports to shareholders	2,546	2,746	2,743
Directors’ fees and expenses	413	551	583
Other	1,474	2,039	1,970

Total expenses before reimbursement	43,976	53,449	53,884
Less: Reimbursement of expenses from Advisor	(40,970)	(51,962)	(51,673)

Total expenses	3,006	1,487	2,211

Net investment income (loss)	5,236	2,839	1,603

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	(633)	14,054
Futures	13,449	16,719	—
Swaps	—	5,811	35,896

	13,449	21,897	49,950

Change in unrealized appreciation (depreciation) on:
Investments	—	(704)	14,208
Futures	7,631	(20,899)	—
Swaps	—	(5,491)	17,585

	7,631	(27,094)	31,793

Net realized and unrealized gain (loss) on investments	21,080	(5,197)	81,743

Net increase (decrease) in net assets resulting from operations	$26,316	$(2,358)	$83,346

1 Commencement of operations.

See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

OCTOBER 31, 2006

	NASDAQ-100®	NASDAQ-100®
	Bull 2.5X Fund	Bear 2.5X Fund

	May 3, 2006[1] to	May 3, 2006[1] to
	October 31, 2006	October 31, 2006
	(Unaudited)	(Unaudited)

Operations:
Net investment income (loss)	$(6,943)	$74,602
Net realized gain (loss) on investments sold	1,228,114	(1,977,502)
Change in net unrealized appreciation (depreciation) on investments	1,173,400	(42,402)

Net increase (decrease) in net assets resulting from operations	2,394,571	(1,945,302)

Distributions to shareholders — Investor Class	—	—
Capital share transactions — Investor Class:
Proceeds from shares sold	39,240,390	41,775,322
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(24,981,467)	(37,743,139)

Net increase (decrease) in net assets resulting from capital share transactions	14,258,923	4,032,183

Total increase (decrease) in net assets	16,653,494	2,086,881

Net assets:
Beginning of period	—	—

End of period	$16,653,494	$2,086,881

Accumulated undistributed net investment income (loss), end of period	$(6,943)	$74,602

1 Commencement of operations.

See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

OCTOBER 31, 2006

	S&P 500®	S&P 500®
	Bull 2.5X Fund	Bear 2.5X Fund

	May 3, 2006[1] to	May 3, 2006[1] to
	October 31, 2006	October 31, 2006
	(Unaudited)	(Unaudited)

Operations:
Net investment income (loss)	$54,048	$10,218
Net realized gain (loss) on investments sold	783,258	10,983
Change in net unrealized appreciation (depreciation) on investments	373,459	2,560

Net increase (decrease) in net assets resulting from operations	1,210,765	23,761

Distributions to shareholders — Investor Class	—	—
Capital share transactions — Investor Class:
Proceeds from shares sold	24,003,276	18,036,578
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(10,121,707)	(17,077,990)

Net increase (decrease) in net assets resulting from capital share transactions	13,881,569	958,588

Total increase (decrease) in net assets	15,092,334	982,349

Net assets:
Beginning of period	—	—

End of period	$15,092,334	$982,349

Accumulated undistributed net investment income (loss), end of period	$54,048	$10,218

1 Commencement of operations.

See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

OCTOBER 31, 2006

	Japan	Latin America
	Bull 2X Fund	Bull 2X Fund

	May 5, 2006[1]	May 4, 2006[1]
	to October 31, 2006	to October 31, 2006
	(Unaudited)	(Unaudited)

Operations:
Net investment income (loss)	$11,543	$427
Net realized gain (loss) on investments sold	(312,964)	168,074
Change in net unrealized appreciation (depreciation) on investments	(351,138)	230,722

Net increase (decrease) in net assets resulting from operations	(652,559)	399,223

Distributions to shareholders — Investor Class	—	—
Capital share transactions — Investor Class:
Proceeds from shares sold	12,029,906	44,102,952
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(5,274,808)	(26,772,748)

Net increase (decrease) in net assets resulting from capital share transactions	6,755,098	17,330,204

Total increase (decrease) in net assets	6,102,539	17,729,427

Net assets:
Beginning of period	—	—

End of period	$6,102,539	$17,729,427

Accumulated undistributed net investment income (loss), end of period	$11,543	$427

1 Commencement of operations.

See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

OCTOBER 31, 2006

	Dollar Bear	Mid Cap	Total Market
	2.5X Fund	Bull 2.5X Fund	Bull 2.5X Fund

	June 14, 2006[1]	May 4, 2006[1]	May 4, 2006[1]
	to October 31, 2006	to October 31, 2006	to October 31, 2006
	(Unaudited)	(Unaudited)	(Unaudited)

Operations:
Net investment income (loss)	$5,236	$2,839	$1,603
Net realized gain (loss) on investments sold	13,449	21,897	49,950
Change in net unrealized appreciation (depreciation) on investments	7,631	(27,094)	31,793

Net increase (decrease) in net assets resulting from operations	26,316	(2,358)	83,346

Distributions to shareholders — Investor Class	—	—	—
Capital share transactions — Investor Class:
Proceeds from shares sold	3,222,328	10,220,559	2,943,067
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—
Cost of shares redeemed	(2,705,627)	(2,135,551)	(1,089,040)

Net increase (decrease) in net assets resulting from capital share transactions	516,701	8,085,008	1,854,027

Total increase (decrease) in net assets	543,017	8,082,650	1,937,373

Net assets:
Beginning of period	—	—	—

End of period	$543,017	$8,082,650	$1,937,373

Accumulated undistributed net investment income (loss), end of period	$5,236	$2,839	$1,603

1 Commencement of operations.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	NASDAQ-100®	NASDAQ-100®	S&P 500®
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund

	Investor Class	Investor Class	Investor Class

	May 3, 2006[1]	May 3, 2006[1]	May 3, 2006[1]
	to October 31, 2006	to October 31, 2006	to October 31, 2006
	(Unaudited)	(Unaudited)	(Unaudited)

Per share data:
Net asset value, beginning of period	$20.00	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.03)	0.35	0.29
Net realized and unrealized gain (loss) on investments	(0.55)	(1.55)	1.76

Total from investment operations	(0.58)	(1.20)	2.05

Less distributions:
Dividends from net investment income	—	—	—
Distributions from realized gains	—	—	—

Total distributions	—	—	—

Net asset value, end of period	$19.42	$18.80	$22.05

Total return	(2.90)%[2]	(6.00)%[2]	10.25%[2]
Supplemental data and ratios:
Net assets, end of period	$16,653,494	$2,086,881	$15,092,334
Ratio of net expenses to average net assets:
Before expense reimbursement	3.80%[3]	3.05%[3]	4.09%[3]
After expense reimbursement	1.75%[3]	1.75%[3]	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.38)%[3]	1.70%[3]	0.66%[3]
After expense reimbursement	(0.33)%[3]	3.00%[3]	3.00%[3]
Portfolio turnover rate[5]	179%	0%	0%

1 Commencement of operations.

2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	S&P 500®	Japan Bull	Latin America
	Bear 2.5X Fund	2.5X Fund	Bull 2X Fund

	Investor Class	Investor Class	Investor Class

	May 3, 2006[1]	May 5, 2006[1]	May 4, 2006[1]
	to October 31, 2006	to October 31, 2006	to October 31, 2006
	(Unaudited)	(Unaudited)	(Unaudited)

Per share data:
Net asset value, beginning of period	$20.00	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.31	0.25	—
Net realized and unrealized gain (loss) on investments	(2.39)	(2.51)	(2.29)

Total from investment operations	(2.08)	(2.26)	(2.29)

Less distributions:
Dividends from net investment income	—	—	—
Distributions from realized gains	—	—	—

Total distributions	—	—	—

Net asset value, end of period	$17.92	$17.74	$17.71

Total return	(10.40)%[2]	(11.30)%[2]	(11.45)%[2]
Supplemental data and ratios:
Net assets, end of period	$982,349	$6,102,539	$17,729,427
Ratio of net expenses to average net assets:
Before expense reimbursement	17.62%[3]	15.03%[3]	3.48%[3]
After expense reimbursement	1.75%[3]	1.75%[3]	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(12.76)%[3]	(10.20)%[3]	(1.71)%[3]
After expense reimbursement	3.11%[3]	3.08%[3]	0.02%[3]
Portfolio turnover rate[5]	0%	0%	659%

1 Commencement of operations.

2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	Dollar Bear	Mid Cap Bull	Total Market
	2.5X Fund	2.5X Fund	Bull 2.5X Fund

	Investor Class	Investor Class	Investor Class

	June 14, 2006[1]	May 4, 2006[1]	May 4, 2006[1]
	to October 31, 2006	to October 31, 2006	to October 31, 2006
	(Unaudited)	(Unaudited)	(Unaudited)

Per share data:
Net asset value, beginning of period	$20.00	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.24	0.25	0.12
Net realized and unrealized gain (loss) on investments	(0.08)	(2.24)	1.08

Total from investment operations	0.16	(1.99)	1.20

Less distributions:
Dividends from net investment income	—	—	—
Distributions from realized gains	—	—	—

Total distributions	—	—	—

Net asset value, end of period	$20.16	$18.01	$21.20

Total return	0.80%[2]	(9.95)%[2]	6.00%[2]
Supplemental data and ratios:
Net assets, end of period	$543,017	$8,082,650	$1,937,373
Ratio of net expenses to average net assets:
Before expense reimbursement	25.61%[3]	62.91%[3]	42.65%[3]
After expense reimbursement	1.75%[3]	1.75%[3]	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(20.81)%[3]	(57.82)%[3]	(39.63)%[3]
After expense reimbursement	3.05%[3]	3.34%[3]	1.27%[3]
Portfolio turnover rate[5]	0%	17,262%	546%

1 Commencement of operations.

2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

See notes to the financial statements.

DIREXION FUNDS

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2006 (UNAUDITED)

1. ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 34 series of which nine are included in this report, the NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® Bear 2.5X Fund, S&P 500® Bull 2.5X Fund, S&P 500® Bear 2.5X Fund, Japan Bull 2X Fund, Latin America Bull 2X Fund, Dollar Bear 2.5X Fund, Mid Cap Bull 2.5X Fund, and Total Market Bull 2.5X Fund (each a “Fund” and Collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® Bear 2.5X Fund, S&P 500® Bull 2.5X Fund and S&P 500® Bear 2.5X Fund commenced operations on May 3, 2006. The Latin America Bull 2X Fund, Mid Cap Bull 2.5X Fund and Total Market Bull 2.5X Fund commenced operations on May 4, 2006. The Japan Bull 2X Fund and Dollar Bear 2.5X Fund commenced operations on May 5, 2006 and June 14, 2006, respectively.

The objective of the NASDAQ-100® Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the NASDAQ-100® Index. The objective of the NASDAQ-100® Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the NASDAQ-100® Index. (Collectively, the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund are referred to as the “NASDAQ-100® Funds.”) Each NASDAQ-100® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the NASDAQ-100® Index and/or financial instruments that, in combination, provide leveraged exposure to the NASDAQ-100® Index with the NASDAQ-100® Bull 2.5X Fund creating long positions and the NASDAQ-100® Bear 2.5X Fund creating short positions.

The objective of the S&P 500® Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the S&P 500® Index. The objective of the S&P 500® Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the S&P 500® Index. (Collectively, the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund are referred to as the “S&P 500® Funds.”) Each S&P 500® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P 500® Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P 500® Index with the S&P 500® Bull 2.5X Fund creating long positions and the S&P 500® Bear 2.5X Fund creating short positions.

The objective of the Japan Bull 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the price performance of the Nikkei® 225 Index. The Japan Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Nikkei® 225 Index and/or financial instruments that, in combination, provide leveraged exposure to the Nikkei® 225 Index while creating long positions. The objective of the Latin America Bull 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the price performance of the S&P® Latin America 40 Index (the “Latin America Index”). The Latin America Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Latin America Index and/or financial instruments that, in combination, provide leveraged exposure to the Latin America Index while creating long positions. The objective of the Dollar Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the U.S. Dollar® Index (the “USDX”). The Dollar Bear 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX while creating net short positions. The objective of the Mid Cap Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the S&P® MidCap 400 Index. The Mid Cap Bull 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P® MidCap 400 Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P® MidCap 400 Index while creating long positions. The objective of the Total Market Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the MSCI® US Broad Market Index (“Broad Market Index”). The Total Market Bull 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Broad Market Index and/or financial instruments that, in combination, provide leveraged exposure to the Broad Market Index while creating long positions.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

   a) Investment Valuation – Equity securities, over-the-counter (“OTC”) securities, swap agreements, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ Global Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Fund’s pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

   b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

   d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

   e) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

   f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

   g) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of the Fund.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

   h) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

   i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

   j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust’s portfolios in proportion to their respective net assets.

   k) Distributions to Shareholders – Each Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

There were no distributions to shareholders during the period ended October 31, 2006 for the Funds.

   l) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Investor Class during the period ended October 31, 2006 was as follows:

	NASDAQ-100®	NASDAQ-100®	S&P 500®	S&P 500®
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund

	Period Ended	Period Ended	Period Ended	Period Ended
	October 31, 2006[1]	October 31, 2006[1]	October 31, 2006[1]	October 31, 2006[1]
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Shares Sold	2,352,624	1,764,773	1,211,634	884,499
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(1,495,092)	(1,653,779)	(527,172)	(829,672)

Total increase (decrease) from capital share transactions	857,532	110,994	684,462	54,827

		Latin America
	Japan Bull	Bull	Dollar Bear	Mid Cap Bull	Total Market
	2X Fund	2X Fund	2.5X Fund	2.5X Fund	Bull 2.5X Fund

	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	October 31, 2006[2]	October 31, 2006[3]	October 31, 2006[4]	October 31, 2006[3]	October 31, 2006[3]
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Shares Sold	671,007	2,744,580	161,036	572,459	152,121
Shares issued to holders in reinvestment of dividends	—	—	—	—	—
Shares redeemed	(326,926)	(1,743,717)	(134,095)	(123,605)	(60,724)

Total increase (decrease) from capital share transactions	344,081	1,000,863	26,941	448,854	91,397

1 Commenced operations on May 3, 2006.

2 Commenced operations on May 5, 2006.
3 Commenced operations on May 4, 2006.
4 Commenced operations on June 14, 2006.

4.	INVESTMENT TRANSACTIONS

During the period ended October 31, 2006, the aggregate purchases and sales of investments (excluding short-term investments, swaps, forward contracts and futures contracts) were:

	NASDAQ-100® Bull	NASDAQ-100® Bear	S&P 500® Bull
	2.5X Fund	2.5X Fund	2.5X Fund

Purchases	$18,683,040	$0	$0
Sales	7,631,738	0	0

	S&P 500® Bear	Japan Bull	Latin America Bull
	2.5X Fund	2X Fund	2X Fund

Purchases	$0	$0	$ 42,995,952
Sales	0	0	30,218,143

	Dollar Bear	Mid Cap	Total Market
	2.5X Fund	Bull 2X Fund	Bull 2X Fund

Purchases	$0	$1,600,546	$2,762,175
Sales	0	1,545,490	1,689,686

There were no purchases or sales of long-term U.S. government securities.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the period ended October 31, 2006, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended October 31, 2006, the Adviser paid the following expenses:

	NASDAQ-100®	NASDAQ-100®	S&P 500®	S&P 500®
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund

Annual Adviser rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses — 2006	$42,758	$32,430	$42,187	$52,065
Voluntary waiver — 2006	$—	$—	$—	$—
Adviser expense waiver recovery — 2006	$—	$—	$—	$—

		Latin
	Japan Bull	America Bull	Dollar Bear	Mid Cap Bull	Total Market Bull
	2X Fund	2X Fund	2.5X Fund	2.5X Fund	2.5X Fund

Annual Adviser rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses — 2006	$49,798	$38,135	$40,970	$51,962	$51,673
Voluntary waiver — 2006	$—	$—	$—	$—	$—
Adviser expense waiver recovery — 2006	$—	$—	$—	$—	$—

Recovering expenses subject to potential recovery expiring in:

	NASDAQ-100®	NASDAQ-100®	S&P 500®	S&P 500®
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund

2008	$—	$—	$—	$—
2009	$—	$—	$—	$—
2010	$42,758	$32,430	$42,187	$52,065

Latin
	Japan Bull	America Bull	Dollar Bear	Mid Cap Bull	Total Market Bull
	2X Fund	2X Fund	2.5X Fund	2.5X Fund	2.5X Fund

2008	$—	$—	$—	$—	$—
2009	$—	$—	$—	$—	$—
2010	$49,798	$38,135	$40,970	$51,962	$51,673

Prior to September 1, 2006, the Board of Trustees had authorized the Funds to pay Rule 12b-1 fees up to 1.00% of the Investor Class average daily net assets, yet not to exceed the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses). As of September 1, 2006, the Board of Trustees has authorized the Funds to pay Rule 12b-1 fees of 0.25% of the Investor Class average daily net assets. The Board of Trustees also approved a shareholder Servicing fee of 0.25% effective September 1, 2006. Rafferty Capital Markets, LLC (the “Distributor”) serves as principle underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the period ended October 31, 2006. The Distributor is an affiliate of the Adviser.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. Each Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6. NEW ACCOUNTING PRONOUNCEMENT

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

DIREXION FUNDS

INVESTMENT ADVISORY AGREEMENT APPROVAL (UNAUDITED)

Provided below is a summary of certain of the factors the Board considered at the August 22, 2006 Board meeting in approving the Advisory Agreement (the “Agreement”) between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Dollar Bear 2.5X Fund (a “Fund” ), a series of the Trust.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

In determining whether to approve the continuance of the Agreement, the Board considered the best interests of each Fund separately. In addition, while the Agreement for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of each Fund; (3) the cost to Rafferty for providing services and the profitability of the advisory business to Rafferty to the extent such information was provided; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; and (6) other benefits derived or anticipated to be derived by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided. The Board reviewed the nature, extent and quality of the services provided under the Agreement by Rafferty. The Board noted that Rafferty has provided services to the Funds since their inception and has significant investment experience. The Board also noted that Rafferty attempts to trade efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds, noting that Rafferty hired an additional portfolio manager in mid-2006. The Board also considered Rafferty’s ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty’s ability to increase assets of the Trust complex and offer additional investment options to shareholders through the creation of new funds and Rafferty’s efforts to promote the Funds and increase assets. In this regard, the Board noted Rafferty’s positioning of the Funds in the marketplace compared to their competitors. The Board also considered that Rafferty oversees all aspects of the operation of the Funds.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds. The Board evaluated the performance of the Funds relative to two performance models and relevant market indices for periods ending July 31, 2006. The Board also considered the performance of some Funds to their peer funds. The Board evaluated the performance of the subadvised Funds to market indices for periods ending July 31, 2006. The Board also considered the performance reports and discussions with management at Board meetings throughout the year. The Board did not consider the performance of the Dollar Bear 2.5X Fund since it only recently began operations.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also considered advisory fees charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fees for each of the Funds is similar to and, in some cases lower than, the advisory fees for the comparable fund groups. The Board considered that the total expense ratio for each Fund is slightly higher than the comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account for the lower total expenses. The Board also considered that Rafferty voluntarily agreed to limit each Fund’s total expenses for its 2007 fiscal year. In considering the profitability of Rafferty, the Board considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. The Board also recognized that Rafferty continues to waive fees and/or reimburse expenses as discussed above.

Based on these consideration, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreement were fair and reasonable.

Economies of Scale. The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. However, Rafferty noted that it has enhanced its sales and marketing efforts in an attempt to increase assets in the Funds. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits. The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its other client accounts. The Board also considered that Rafferty’s overall business with brokerage firms due to both the Funds and other client accounts help lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits to Rafferty were fair and reasonable.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

Investment Advisor

Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend

Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr. Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor

Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Beginning with the Funds’ first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL

REPORT

October 31, 2006

33 Whitehall Street, 10th Floor

New York, NY 10004

(800) 851-0511

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	Not Applicable.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)*	/s/ Ron Fernandes
Ron Fernandes, Chief Executive Officer

Date	January 5, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ron Fernandes
Ron Fernandes, Chief Executive Officer

Date	January 5, 2007

By (Signature and Title)*	/s/ Daniel D. O’Neill
Daniel D. O’Neill, Chief Financial Officer

Date	January 5, 2007
*  Print the name and title of each signing officer under his or her signature.